                                     SEMIANNUAL REPORT
                                     MARCH 31, 2002

CASH ACCUMULATION TRUST/
NATIONAL MONEY MARKET FUND

FUND TYPE
Money market

OBJECTIVE
Current income to the extent consistent with preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                       PRUDENTIAL (LOGO)

Cash Accumulation Trust    National Money Market Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The National Money Market Fund (the Fund) seeks current income to the extent consistent with preservation of principal and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We typically purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value
(NAV) of $1 per share, there can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

              (GRAPH)
                                 www.prudential.com    (800) 225-1852

Semiannual Report    March 31, 2002

Fund Facts                                              As of 3/31/02

                              7-Day        Net Asset   Weighted Avg. Net Assets
                            Current Yld.  Value (NAV)   Mat. (WAM)   (Millions)
National Money Market Fund     1.47%         $1.00        66 Days        $334
iMoneyNet, Inc. Prime Retail
Universe Average*              1.20%         $1.00        60 Days        N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe
 Average category as of March 26, 2002, the closest date to the end of our reporting period.


Weighted Average Maturity Comparison

                (GRAPH)
                                     1

PRUDENTIAL (LOGO)                      May 17, 2002

DEAR SHAREHOLDER,
The current reporting period of your Fund--the six months ended March 31, 2002--included some of the most dramatic events in the financial markets since the Fund's inception in 1984. For example, in an effort to stave off an economic recession that was worsened by the September 11 terrorist attacks, the Federal
Reserve (the Fed) completed one of its most aggressive campaigns to ease monetary policy.
This drove money market yields sharply lower.

Throughout our fiscal half-year, your Fund maintained its net asset value at $1 per share and provided a yield that was higher than that of the average comparable fund as measured by iMoneyNet. Your Fund outperformed largely because of its management team's interest-rate strategy and analysis that identified undervalued money market securities.

We explain developments in money market securities and your Fund's investments on the following pages.
As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Cash Accumulation Trust

Cash Accumulation Trust    National Money Market Fund

Semiannual Report    March 31, 2002

INVESTMENT ADVISER'S REPORT

U.S. SHORT-TERM RATES FELL TO A 40-YEAR LOW
A marked decline in short-term interest rates dominated the Fund's fiscal half-year that began
October 1, 2001. The trend deepened as Fed policymakers continued to ease monetary policy in October, November, and December to encourage business activity in the United States. The three rate cuts were in addition to eight more earlier in 2001.
Altogether, the rate banks charge each other for overnight loans and the rate member banks pay to borrow from the Fed's discount window were lowered
4.75 percentage points to 1.75% and 1.25%, respectively. This was the first time in 40 years that these benchmark interest rates had slid below 2%.

The trend toward falling rates exerted downward pressure on money market yields. Therefore, a key challenge for the Fund's management team was to lock in higher yields on longer-term money market securities before Fed rate cuts drove the general level of yields successively lower. To that end, during October 2001, we invested in federal agency securities due in one year. These securities were also callable--that is, their respective issuers could retire them prior to their stated maturity dates. We favored callable securities because, all factors considered, they provided yields that were more attractive than yields on noncallable, one-year corporate securities.

Our purchases positioned the Fund's weighted average maturity (WAM) longer than that of the average comparable portfolio as measured by iMoneyNet. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.)
The longer than average WAM helped the Fund provide an above-average yield throughout its fiscal half-year.

Cash Accumulation Trust    National Money Market Fund

Semiannual Report    March 31, 2002

In late November 2001, however, we took profits on some of the Fund's one-year federal agency securities. With the proceeds, we began to invest in securities maturing in two or three months. These securities were priced attractively due to pressures that typically emerge in financial markets toward the end of the calendar year.

Our sales of one-year federal agency securities and subsequent purchases of two- and three-month issues shortened the Fund's WAM until it was slightly longer than that of the average comparable fund. We kept the WAM positioned this way for much of the remainder of our reporting period. Our strategy reflected two factors--our belief that the Fed was nearing the end of its round of short-term rate cuts (which turned out to be true), and the potential for the general level of money market yields to climb later in 2002.

MORE SELECTIVE AS CREDIT QUALITY DECLINED
During our fiscal half-year, corporate profits remained weak and the quality of corporate financial reporting came under intense scrutiny. As a result, some firms lost access to the commercial paper market, and had to turn to bank financing instead in order to fund their operations. Even healthy corporations that had previously enjoyed unfettered access to the commercial paper market saw the need to reduce short-term borrowings and issue large amounts of longer-term debt securities. This further shrank the supply of commercial paper. These developments highlighted the importance of having a rigorous credit selection process.

                     www.prudential.com    (800) 225-1852

LOOKING AHEAD
Shortly after our six-month reporting period ended, the Commerce Department reported that the U.S.
economy expanded at its fastest pace in two years during the first quarter of 2002. Not surprisingly, the Fed is expected to make monetary policy less accommodative in 2002 by reversing some of the short-term rate cuts it implemented in the autumn of 2001.
However, there is much disagreement about when the central bankers will act. The threat of higher oil prices and its impact on the economic recovery, together with geopolitical uncertainty, could make the Fed wait until well into the second half of the year to increase short-term rates.

In this market environment, we are concentrating the Fund's purchases in the one- to three-month sectors, which will position its WAM more in line with that of the average comparable fund. This approach will prepare your Fund to purchase any higher-yielding securities that become available later in 2002 if the Fed tightens monetary policy.

Cash Accumulation Trust/National Money Market Fund
Management Team

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited)

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  8.8%
              Firstar Bank N.A.
 $   4,000    6.25%, 12/1/02                                         $    4,103,231
              Fleet National Bank
     2,000    2.00%, 4/3/02(a)                                            2,000,800
     2,000    2.02%, 4/22/02(a)                                           2,000,230
              Huntington National Bank
     2,300    1.98%, 5/7/02(a)                                            2,300,103
              National City Bank
    11,600    1.96%, 4/8/02(a)                                           11,606,250
     4,500    1.89%, 4/10/02(a)                                           4,502,114
     3,000    2.08%, 6/17/02(a)                                           3,002,872
                                                                     --------------
                                                                         29,515,600
-------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  2.4%
              Canadian Imperial Bank of Commerce
     7,000    4.06%, 7/12/02                                              7,002,900
     1,000    3.86%, 7/23/02                                                999,118
                                                                     --------------
                                                                          8,002,018
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  11.7%
              Abbey National Treasury Services PLC
    12,000    1.80%, 4/8/02(a)                                           11,996,844
              Dexia Bank
     1,000    3.57%, 8/27/02                                              1,006,242
              Rabobank Nederland N.V.
    11,000    2.18%, 9/19/02                                             11,000,000
              Svenska Handlesbanken, Inc.
     7,000    4.06%, 7/15/02                                              7,037,656
              UBS AG
     8,000    4.25%, 5/16/02                                              8,000,000
                                                                     --------------
                                                                         39,040,742
-------------------------------------------------------------------------------------
Commercial Paper  41.2%
              Allianz Finance Corp.
     3,000    1.75%, 4/15/02                                              2,997,964
     5,470    1.90%, 6/24/02                                              5,445,750

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              American Express Credit Corp.
 $   7,000    1.75%, 7/16/02                                         $    6,963,931
              Amsterdam Funding Corp.
     8,000    2.00%, 4/2/02                                               7,999,555
              Black Forest Funding Corp.
     1,000    1.90%, 4/18/02                                                999,103
     4,977    1.90%, 4/22/02                                              4,971,484
              Brahms Funding Corp.
     2,000    1.90%, 4/10/02                                              1,999,050
     2,000    1.86%, 4/11/02                                              1,998,967
     1,015    1.88%, 4/12/02                                              1,014,417
              Danske Corp.
     2,350    1.82%, 5/6/02                                               2,345,842
              Enterprise Funding Corp.
       671    1.85%, 5/10/02                                                669,655
              Falcon Asset Securitization Corp.
     6,000    1.85%, 4/26/02                                              5,992,292
              Forrestal Funding Master Trust
     5,767    1.86%, 6/21/02                                              5,742,865
              General Re Corp.
     2,836    1.83%, 5/20/02                                              2,828,936
              Johnson Controls, Inc.
     9,814    2.10%, 4/1/02                                               9,814,000
              KBC Financial Products International Ltd.
     5,000    1.80%, 4/5/02                                               4,999,000
              Market Street Funding Corp.
     1,102    1.92%, 4/19/02                                              1,100,942
              Old Line Funding Corp.
     2,000    1.91%, 4/9/02                                               1,999,151
     5,574    1.86%, 4/16/02                                              5,569,680
              SanPaolo U.S. Financial Co.
     6,000    1.83%, 4/12/02                                              5,996,645
              Santander Central Hispano Finance, Inc.
     1,000    1.95%, 5/30/02                                                996,804
     6,000    1.88%, 6/6/02                                               5,979,320
     6,000    1.95%, 8/21/02                                              5,953,850
     6,000    1.96%, 8/27/02                                              5,951,653

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Schlumberger Technology Corp.
 $  15,781    1.92%, 4/5/02                                          $   15,777,633
              Sheffield Receivables Corp.
     5,000    1.85%, 4/25/02                                              4,993,833
              Thunder Bay Funding, Inc.
     1,042    1.87%, 4/18/02                                              1,041,080
    15,479    1.86%, 4/24/02                                             15,460,606
                                                                     --------------
                                                                        137,604,008
-------------------------------------------------------------------------------------
Other Corporate Obligations  36.4%
              Allstate Life Insurance Co.
     2,000    2.03%, 5/1/02(a)(c)                                         2,000,000
              American Express Centurion Bank, MTN
     2,000    1.87%, 4/8/02(a)                                            2,000,000
              Associates Corporation of North America
     4,425    7.50%, 4/15/02                                              4,429,810
     1,500    6.38%, 7/15/02                                              1,509,791
       700    6.50%, 7/15/02                                                705,569
              Bank One Corp., MTN
     1,000    2.13%, 3/17/03(a)                                           1,001,819
     1,000    2.13%, 6/26/02                                              1,000,110
     2,100    6.40%, 8/1/02                                               2,130,397
     6,000    6.90%, 10/7/02                                              6,146,197
              Citicorp, MTN
     5,600    2.10%, 6/24/02(a)                                           5,601,434
              Citigroup, Inc.
     1,000    7.45%, 6/6/02                                               1,010,086
              FleetBoston Financial Corp., MTN
     5,255    2.00%, 5/1/02(a)                                            5,255,527
              General Electric Capital Assurance Co.
     2,000    1.98%, 4/22/02(a)(c)                                        2,000,000
              General Electric Capital Corp., MTN
     2,875    5.50%, 4/15/02                                              2,876,690
     3,000    6.65%, 9/3/02                                               3,036,045
     4,675    6.52%, 10/8/02                                              4,758,561

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Goldman Sachs Group L.P., MTN
 $  12,000    2.15%, 6/17/02(a)                                      $   12,000,000
              Merrill Lynch & Co., Inc.
     3,000    6.00%, 2/12/03                                              3,089,626
              Merrill Lynch & Co., Inc., MTN
     6,000    1.89%, 4/1/02(a)                                            5,999,582
     1,500    7.18%, 2/11/03                                              1,558,329
              Morgan Stanley Dean Witter & Co., MTN
     8,000    1.96%, 4/15/02(a)                                           8,000,000
     2,400    1.98%, 4/15/02(a)                                           2,400,120
     3,800    6.88%, 3/1/03                                               3,951,299
              Morgan Stanley Dean Witter & Co.
     2,614    7.13%, 1/15/03                                              2,709,014
              Province of Ontario
    15,000    7.75%, 6/4/02                                              15,131,051
              Strategic Money Market Trust 2001-M-ABS
     1,000    2.00%, 6/13/02(a)                                           1,000,000
              Travelers Insurance Co.
     2,000    1.96%, 4/8/02(a)(c)                                         2,000,000
              U.S. Bancorp
     7,000    6.50%, 7/15/02                                              7,049,272
              U.S. Bancorp, MTN
     1,000    1.99%, 4/17/02(a)                                           1,000,098
     5,000    2.06%, 5/1/02(a)                                            5,006,660
              Wells Fargo Financial, Inc., MTN
     5,000    6.38%, 7/16/02                                              5,062,691
                                                                     --------------
                                                                        121,419,778
              Total Investments  100.5%
                 (amortized cost $335,582,146(b))                       335,582,146
                                                                     --------------
              Liabilities in excess of other assets  (0.5%)              (1,588,298)
                                                                     --------------
              Net Assets  100%                                       $  333,993,848
                                                                     --------------
                                                                     --------------

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

(a) Variable rate instrument. The maturity date presented for these instrutments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Private placement, restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $6,000,000. The aggregate value of $6,000,000 is approximately 1.8% of net assets.
AG--Aktiengesellschaft (German Company).
ABS--Asset Backed Securities.
MTN--Medium Term Note.
N.A.--North America
N.V.--Naamlose Vennootschap (Dutch Corporation).
PLC--Public Limited Company (British Corporation).
The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2002 was as follows:

Commercial Banks                                                          34.6%
Asset-Backed Securities                                                   13.1
Bank Holding Company                                                       9.9
Financial Services                                                         7.7
Security Broker/Dealer                                                     7.6
Personal Credit Institute                                                  6.6
Insurance                                                                  5.6
Electrical Services                                                        4.8
Canadian Government                                                        4.5
Mortgage Bankers                                                           3.2
Regulating Controls                                                        2.9
                                                                         -----
                                                                         100.5
Liabilities in excess of other assets                                     (0.5)
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                  March 31, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $335,582,146
Cash                                                                      3,129
Receivable for Fund shares sold                                       6,012,167
Interest receivable                                                   2,151,384
Prepaid expenses                                                         78,286
                                                                ------------------
      Total assets                                                  343,827,112
                                                                ------------------
LIABILITIES
Payable for investments purchased                                     2,306,808
Payable for Fund shares repurchased                                   7,139,399
Accrued expenses                                                        142,861
Management fee payable                                                  118,353
Dividends payable                                                        95,496
Distribution fee payable                                                 30,347
                                                                ------------------
      Total liabilities                                               9,833,264
                                                                ------------------
NET ASSETS                                                         $333,993,848
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest at par, at $.00001 par value      $      3,340
   Paid-in capital in excess of par                                 333,990,508
                                                                ------------------
Net assets, March 31, 2002                                         $333,993,848
                                                                ------------------
                                                                ------------------
Net asset value, offering price and redemption price per
   share ($333,993,848 / 333,993,848 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust       National Money Market Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $4,436,204
                                                                   --------------
Expenses
   Management fee                                                       696,779
   Distribution fee                                                     178,661
   Transfer agent's fees and expenses                                   115,000
   Registration fees                                                     98,000
   Custodian's fees and expenses                                         37,000
   Reports to shareholders                                               23,000
   Audit fee                                                             13,000
   Trustees' fees                                                         6,000
   Legal fees and expenses                                                5,000
   Miscellaneous                                                          2,636
                                                                   --------------
      Total expenses                                                  1,175,076
                                                                   --------------
Net investment income                                                 3,261,128
                                                                   --------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             48,723
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,309,851
                                                                   --------------
                                                                   --------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months             Year
                                                    Ended              Ended
                                               March 31, 2002    September 30, 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $     3,261,128    $     18,302,211
   Net realized gain on investment
      transactions                                      48,723              31,309
                                               ---------------   ------------------
   Net increase in net assets resulting from
      operations                                     3,309,851          18,333,520
                                               ---------------   ------------------
Dividends and distributions (Note 1)                (3,309,851)        (18,333,520)
                                               ---------------   ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                 1,246,039,137       2,908,847,215
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                    3,359,519          18,166,069
   Cost of shares reacquired                    (1,310,665,811)     (2,913,588,606)
                                               ---------------   ------------------
Net increase (decrease) in net assets from
Fund share transactions                            (61,267,155)         13,424,678
                                               ---------------   ------------------
Total increase (decrease)                          (61,267,155)         13,424,678
NET ASSETS
Beginning of period                                395,261,003         381,836,325
                                               ---------------   ------------------
End of period                                  $   333,993,848    $    395,261,003
                                               ---------------   ------------------
                                               ---------------   ------------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements (Unaudited)

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund (the 'Fund') and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Fund at March 31, 2002 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Fund in the
Trust is treated as a separate taxpaying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends:    The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements (Unaudited) Cont'd.

monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .39% of the Fund's average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and .325% of the Fund's average daily net assets in excess of $2 billion.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets of the shares, regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

      PI, PIM, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended March 31, 2002, the Fund incurred fees of approximately $114,000 for the services of PMFS. As of March 31, 2002, approximately $19,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          15

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights (Unaudited)

                                                                  Six Months Ended
                                                                   March 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   1.00
                                                                  ----------------
Net investment income                                                      .01
Dividends and distributions to shareholders                               (.01)
                                                                  ----------------
Net asset value, end of period                                        $   1.00
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           0.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $333,994
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.66%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.56%(b)
   Net investment income                                                  1.83%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b) Annualized.

    16                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights (Unaudited) Cont'd.

                     Year Ended September 30,
------------------------------------------------------------------
  2001         2000         1999         1998         1997
------------------------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
     .05          .06          .05          .05          .05
    (.05)        (.06)        (.05)        (.05)        (.05)
--------     --------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
--------     --------     --------     --------     --------
     4.9%         5.7%         4.6%         5.2%         5.0%
$395,261     $381,836     $403,566     $507,288     $702,003
    0.64%        0.68%        0.68%        0.62%        0.65%
    0.54%        0.58%        0.58%        0.52%        0.55%
    4.80%        5.55%        4.56%        5.05%        4.89%

    See Notes to Financial Statements                                     17

Cash Accumulation Trust    National Money Market Fund

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-----------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                          www.prudential.com    (800) 225-1852

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
    Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

Cash Accumulation Trust    National Money Market Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally.
Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                  www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Nasdaq    CUSIP
------    -----
NMMXX    147541106

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2002, were not audited and, accordingly, no auditors' opinion is expressed on them.

PRUDENTIAL (LOGO)



Nasdaq        CUSIP
------      -----
NMMXX      147541106

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

MF178E2      IFS-A071091

                              SEMIANNUAL REPORT
                              MARCH 31, 2002

CASH ACCUMULATION TRUST/
LIQUID ASSETS FUND

                              FUND TYPE
                              Money market

                              OBJECTIVE
                              Current income to the extent consistent with preservation of principal and liquidity

                              This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                              The views expressed in this report and
                              information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.

                                         (LOGO)

Cash Accumulation Trust  Liquid Assets Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Liquid Assets Fund (the Fund) seeks current income to the extent consistent with preservation of principal and liquidity. The
Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We typically purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. While we make every effort to achieve our objective and maintain a net asset value (NAV) of $1 per share, there can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

                 (GRAPH)
     www.prudential.com  (800) 225-1852

Semiannual Report  March 31, 2002

Fund Facts                  As of 3/31/02

                                    7-Day       Net Asset    Weighted Avg.   Net Assets
                                 Current Yld.  Value (NAV)    Mat. (WAM)     (Millions)
Liquid Assets Fund                  1.87%         $1.00          56             $485
iMoneyNet, Inc. Prime Retail
Universe Average*                   1.20%         $1.00          60              N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail
Universe Average category as of March 26, 2002, the closest date to the end of our reporting period.


Weighted Average Maturity Comparison

                  (GRAPH)

(LOGO)                   May 17, 2002

DEAR SHAREHOLDER,
The current reporting period of your Fund, the six months ended March 31, 2002, included some of the most dramatic events in the recent history of the financial markets. For example, in an effort to stave off an economic recession in the United States that was worsened by the September 11 terrorist attacks, the Federal
Reserve (the Fed) completed one of its most aggressive campaigns to ease monetary policy.
This drove money market yields sharply lower.

Throughout our fiscal half-year, your Fund maintained its net asset value at $1 per share and provided a yield that was higher than that of the average comparable fund as measured by iMoneyNet.

We explain developments in money market
securities and your Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Cash Accumulation Trust

Cash Accumulation Trust  Liquid Assets Fund

Semiannual Report  March 31, 2002

INVESTMENT ADVISER'S REPORT

U.S. SHORT-TERM RATES FELL TO A 40-YEAR LOW
A marked decline in short-term interest rates dominated the Fund's fiscal half-year that began October 1, 2001. The trend deepened as Fed policymakers continued to ease monetary policy in October, November, and December to encourage business activity in the United
States after the tragic events of September 11.
The three rate cuts were in addition to eight more earlier in 2001. Altogether, the rate banks charge each other for overnight loans and the rate member banks pay to borrow from the Fed's discount window were lowered 4.75 percentage points to 1.75% and 1.25%, respectively. This was the first time in 40 years that these benchmark interest rates had slid below 2%.

The trend toward falling rates exerted downward pressure on money market yields. Given the uncertainty regarding corporate credit quality in the wake of the terrorist attacks, we were reluctant to lock in yields on longer-term money market securities.
Instead, we invested primarily in securities maturing in one to two months. During the early autumn of 2001, these purchases positioned the Fund's weighted average maturity (WAM) shorter than that of the average comparable portfolio as measured by iMoneyNet. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.)

The shorter-than-average WAM enabled the Fund
to have ample money available to invest when
yields on one-year money market securities
began to edge higher in the late autumn of
2001. This development occurred as signs of
economic stability and progress in the war
against terrorism suggested that an economic
recovery was imminent. Our purchases of
one-year securities during this time
repositioned the Fund's WAM so that it was
longer than that of the average comparable
portfolio.
                                     3

Cash Accumulation Trust  Liquid Assets Fund

Semiannual Report  March 31, 2002

CHANGE IN STRATEGIC RESPONSE
We modified our strategy as our reporting period continued. In February 2002, we began to invest primarily in securities maturing in less than three months that shortened the Fund's
WAM, ultimately leaving it slightly longer than that of the average comparable portfolio. We kept the Fund's WAM positioned this way for much of the remainder of our reporting period. Our strategy reflected two factors--our belief that the Fed had completed its round of short-term rate cuts
(which turned out to be true), and the potential for the general level of money market yields to climb later in 2002.

MORE SELECTIVE AS CREDIT QUALITY DECLINED
During our fiscal half-year, corporate profits remained weak and the quality of corporate financial reporting came under intense scrutiny. As a result, some firms lost access to the commercial paper market, and had to turn to bank financing instead in order to fund their operations. Even healthy corporations that had previously enjoyed unfettered access to the commercial paper market saw the need to reduce short-term borrowings and issue large amounts of longer-term debt securities. This further shrank the supply of commercial paper. These developments highlighted the importance of having a rigorous credit selection process.

        www.prudential.com  (800) 225-1852

LOOKING AHEAD
Shortly after our six-month reporting period ended, the Commerce Department reported that the U.S. economy expanded at its fastest pace in two years during the first quarter of 2002.
Not surprisingly, the Fed is expected to make monetary policy less accommodative in 2002 by reversing some of the short-term rate cuts it implemented in the autumn of 2001. However, there is much disagreement about when the central bankers will act. The threat of higher oil prices and its impact on the economic recovery, together with geopolitical uncertainty, could make the Fed wait until well into the second half of the year to increase short-term rates.

In this market environment, we are
concentrating the Fund's purchases in the one- to three-month sectors, which will position its WAM more in line with that of the average comparable fund. This approach will prepare the Fund to purchase any higher-yielding securities that become available later in 2002 if the Fed tightens monetary policy.

Cash Accumulation Trust/Liquid Assets Fund Management Team

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited)

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  0.8%
              Fleet National Bank
$     4,000   2.02%, 4/22/02(a)                                     $     4,000,661
-------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  1.8%
              Canadian Imperial Bank of Commerce
      9,000   1.83%, 6/10/02                                              9,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  2.5%
              Chase Manhattan Corp.
     12,000   1.80%, 4/25/02                                             12,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  1.9%
              Halifax PLC
      9,000   1.87%, 5/20/02                                              8,999,625
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  21.5%
              Abbey National Treasury Services PLC
     20,000   1.80%, 4/10/02(a)                                          19,994,740
              BNP Paribas New York
     18,000   1.71%, 7/31/02                                             18,000,000
      8,000   2.01%, 9/30/02                                              8,000,000
              Dresdner Bank AG
      8,000   2.31%, 4/5/02                                               8,000,440
              Nordea Bank Finland PLC
     10,000   1.85%, 7/31/02                                             10,000,000
              Svenska Handelsbanken NY
     15,000   4.20%, 5/16/02                                             15,000,787
      5,000   4.11%, 7/8/02                                               5,000,000
              UBS AG
     20,000   4.14%, 6/3/02                                              19,999,496
                                                                    ---------------
                                                                        103,995,463
-------------------------------------------------------------------------------------
Commercial Paper  47.5%
              Alianz Finance Corp.
      8,000   1.69%, 7/18/02                                              7,959,560
              Alliance & Leicester PLC
     10,000   1.85%, 6/5/02                                               9,966,687

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Amsterdam Funding Corp.
$    10,000   2.00%, 4/2/02                                         $     9,999,444
              Barton Capital Corp.
      4,781   1.87%, 4/15/02                                              4,777,523
              BCI Funding Corp.
     12,000   1.83%, 4/17/02                                             11,990,240
     12,000   1.81%, 5/23/02                                             11,968,627
              Black Forest Funding Corp.
      1,000   1.90%, 4/18/02                                                999,103
              Brahms Funding Corp.
      3,500   1.86%, 4/11/02                                              3,498,192
      2,000   1.88%, 4/12/02                                              1,998,851
              Caisse Nationale Des Caisses
      5,000   1.85%, 4/12/02                                              4,997,174
              Citicorp
     10,700   1.82%, 4/22/02                                             10,688,640
              Clipper Receivables Corp.
      1,078   2.04%, 4/1/02                                               1,078,000
              Dexia Delaware LLC
     14,000   1.82%, 5/6/02                                              13,975,228
              Forrestal Funding Master Trust
     20,000   1.83%, 4/15/02                                             19,985,767
              GE Capital International Funding
      5,000   1.81%, 4/10/02                                              4,997,737
      7,000   1.84%, 6/7/02                                               6,976,029
              General Electric Capital Corp.
      5,000   1.81%, 5/23/02                                              4,986,928
              Intrepid Funding Master Trust
      4,000   1.84%, 4/4/02                                               3,999,387
              KBC Financial Products International Ltd.
      7,000   1.80%, 4/5/02                                               6,998,600
              Market Street Funding Corp.
      1,028   2.05%, 4/1/02                                               1,028,000
              Morgan Stanley Dean Witter Co.
     11,017   1.83%, 4/26/02                                             11,002,999
              Prudential PLC
      5,000   1.83%, 5/31/02                                              4,984,750

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              SanPaolo IMI U.S. Finance Co.
$    10,000   1.81%, 6/11/02                                        $     9,964,303
              Santander Hispano Finance, Inc.
      3,000   2.10%, 4/9/02                                               2,998,600
              Schlumberger Technology Corp.
      4,200   1.82%, 4/3/02                                               4,199,575
      1,750   1.85%, 4/10/02                                              1,749,191
              The Dow Chemical Co.
     11,590   2.00%, 4/1/02                                              11,590,000
              Thunder Bay Funding Inc.
     16,922   1.84%, 4/17/02                                             16,908,161
              Wells Fargo Financial, Inc.
     20,000   1.82%, 5/28/02                                             19,942,367
              Wyeth
      4,000   1.99%, 5/13/02                                              3,990,713
                                                                    ---------------
                                                                        230,200,376
-------------------------------------------------------------------------------------
Other Corporate Obligations  17.9%
              Allstate Life Insurance Co.
      2,000   2.03%, 5/1/02(a)(c)                                         2,000,000
              American Express Centurion Bank., MTN
      2,000   1.87%, 4/8/02                                               2,000,000
              Associates Corp. of North America
      1,250   7.50%, 4/15/02                                              1,252,315
      1,587   6.50%, 7/15/02                                              1,603,307
      2,625   6.50%, 10/15/02                                             2,688,963
              Associates Corp. of North America, MTN
      3,000   7.24%, 5/1/02                                               3,013,505
              Citigroup, Inc., MTN
      5,000   7.45%, 6/6/02                                               5,050,485
              E.I. du Pont de Nemours and Co., MTN
      1,000   6.50%, 9/1/02                                               1,018,856
              GE Capital Assurance Co.
      2,000   1.98%, 4/22/02(a)(c)                                        2,000,000
              General Electric Capital Corp., MTN
      2,000   6.70%, 10/1/02                                              2,041,013
      5,000   6.52%, 10/8/02                                              5,115,217
      1,000   5.16%, 2/3/03                                               1,022,605

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Goldman Sachs Group LP, MTN
$    17,000   2.15%, 6/17/02(a)                                     $    17,000,000
      1,700   6.60%, 7/15/02                                              1,721,044
              Goldman Sachs Group, Inc., MTN
      1,000   2.01%, 5/13/02(a)                                           1,000,080
              J.P. Morgan Chase & Co., MTN
      1,000   2.01%, 5/20/02(a)                                           1,000,887
              Merrill Lynch & Co., Inc.
     10,250   7.38%, 8/17/02                                             10,455,349
              Merrill Lynch & Co., Inc., MTN
      5,000   1.87%, 4/1/02(a)                                            4,999,652
      4,400   2.05%, 4/1/02(a)                                            4,407,120
              Morgan Stanley Dean Witter & Co.
      9,000   1.96%, 4/15/02(a)                                           9,000,000
        450   8.10%, 6/24/02                                                456,205
              Wells Fargo Financial, Inc.
      3,000   6.38%, 7/16/02                                              3,032,276
              Shell Oil Co.
      1,050   6.70%, 8/15/02                                              1,068,843
              Strategic Money Market Trust, 2001-M
      1,000   2.00%, 6/13/02(a)                                           1,000,000
              Travelers Insurance Co.
      2,000   1.96%, 4/8/02(a)(c)                                         2,000,000
              Wells Fargo & Co., MTN
      1,000   1.91%, 4/26/02(a)                                           1,000,112
                                                                    ---------------
                                                                         86,947,834
-------------------------------------------------------------------------------------
U.S. Government Agency  5.5%
              Federal Farm Credit Bank
      1,585   6.88%, 5/1/02                                               1,591,773
              Federal Home Loan Bank
      5,020   7.25%, 5/15/02                                              5,053,030
      2,000   4.13%, 5/29/02                                              2,007,138
      4,000   6.88%, 7/18/02                                              4,049,296

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Federal Home Loan Mortgage Corp.
$     1,115   5.50%, 5/15/02                                        $     1,120,088
     12,500   6.25%, 10/15/02                                            12,728,300
                                                                    ---------------
                                                                         26,549,625
                                                                    ---------------
              Total Investments  99.4%
               (amortized cost $481,693,584(b))                         481,693,584
              Other assets in excess of liabilities  0.6%                 2,845,201
                                                                    ---------------
              Net Assets  100%                                      $   484,538,785
                                                                    ---------------
                                                                    ---------------

------------------------------
(a) Variable rate instruments. The maturity date presented for these investments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Private placement, restricted as to resale and does not have a readily available market, the aggregate cost of such securities is $6,000,000. The aggregate value of $6,000,000 is approximately 1.24% of net assets.
AG--Aktiengesellschaft (German Company).
MTN--Medium Term Note.
PLC--Public Liability Company (British Company).
    10                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund

             Portfolio of Investments as of March 31, 2002 (Unaudited) Cont'd. The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 28, 2002 was as follows:

Commercial Banks.............................................    51.7%
Asset Backed Securities......................................    11.3
Bank Holding Companies.......................................     6.6
Business Credit..............................................     6.2
Insurance....................................................     6.0
Federal Credit Agencies......................................     5.5
Security Brokers & Dealers...................................     4.0
Chemical & Allied Products...................................     2.4
Canadian Government..........................................     1.9
Personal Credit Institutions.................................     1.8
Electric & Equip. Computer...................................     1.2
Financial Services...........................................     0.4
Petroleum Refining...........................................     0.2
Plastic Mat'l. Synthetic.....................................     0.2
                                                                -----
                                                                 99.4%
Other assets in excess of liabilities........................     0.6
                                                                -----
                                                                100.0%
                                                                -----
                                                                -----
    See Notes to Financial Statements                                     11

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   March 31, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $481,693,584
Cash                                                                       3,724
Receivable for Fund shares sold                                       15,907,239
Interest receivable                                                    3,104,376
Prepaid expenses and other assets                                         16,149
Due from manager                                                           2,425
                                                                   --------------
      Total assets                                                   500,727,497
                                                                   --------------
LIABILITIES
Payable for Fund shares reacquired                                    16,005,458
Dividends payable                                                        173,160
Accrued expenses                                                          10,094
                                                                   --------------
      Total liabilities                                               16,188,712
                                                                   --------------
NET ASSETS                                                          $484,538,785
                                                                   --------------
                                                                   --------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value              $      4,845
   Paid-in capital in excess of par                                  484,533,940
                                                                   --------------
Net assets, March 31, 2002                                          $484,538,785
                                                                   --------------
                                                                   --------------
Net asset value, offering and redemption price per share
   ($484,538,785 / 484,538,785 shares of beneficial interest
   issued and outstanding)                                                 $1.00
                                                                   --------------
                                                                   --------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $6,132,649
                                                                   --------------
Expenses
   Transfer agent's fees and expenses                                   209,000
   Management fee                                                       152,174
   Registration fees                                                     63,000
   Custodian's fees and expenses                                         46,000
   Reports to shareholders                                               25,000
   Audit fee                                                             13,000
   Trustees' fees                                                         5,000
   Legal fees and expenses                                                5,000
   Miscellaneous                                                          6,886
                                                                   --------------
      Total expenses                                                    525,060
                                                                   --------------
Net investment income                                                 5,607,589
                                                                   --------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              2,878
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $5,610,467
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended               Ended
                                              March 31, 2002     September 30, 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $     5,607,589     $     25,122,096
   Net realized gain on investment
      transactions                                      2,878               43,287
                                              ---------------    ------------------
   Net increase in net assets resulting
      from operations                               5,610,467           25,165,383
                                              ---------------    ------------------
Dividends and distributions (Note 1)               (5,610,467)         (25,165,383)
                                              ---------------    ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                2,117,533,703        4,797,110,723
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 5,705,223           24,999,880
   Cost of shares reacquired                   (2,195,272,470)      (4,754,344,882)
                                              ---------------    ------------------
   Net increase (decrease) in net assets
      from Fund share transactions                (72,033,544)          67,765,721
                                              ---------------    ------------------
   Total increase (decrease)                      (72,033,544)          67,765,721
NET ASSETS
Beginning of period                               556,572,329          488,806,608
                                              ---------------    ------------------
End of period                                 $   484,538,785     $    556,572,329
                                              ---------------    ------------------
                                              ---------------    ------------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements (Unaudited)

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series - the National Money Market Fund and the Liquid Assets Fund (the 'Fund'). These financial statements relate to the Liquid Assets Fund. The Financial Statements of the other series is not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Fund at March 31, 2002 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each Fund in the
Trust is treated as a separate tax paying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
                                                                          15

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends:    The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments LLC ('PI'), formerly Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses.

      Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the six months ended March 31, 2002, the management costs were ..06% of the Fund's average daily net assets.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended March 31, 2002, the Fund incurred fees of approximately $206,200 for the services of PMFS. As of March 31, 2002, $35,400 of such fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to nonaffiliates.
    16

                                                        ANNUAL REPORT
                                                        MARCH 31, 2002
            CASH ACCUMULATION TRUST
            LIQUID ASSETS FUND, INC.
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Cash Accumulation Trust      Liquid Assets Fund
             Financial Highlights (Unaudited)

                                                                  Six Months Ended
                                                                   March 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   1.00
                                                                  ----------------
Net investment income and net realized gains                               .01
Dividends and distributions to shareholders                               (.01)
                                                                  ----------------
Net asset value, end of period                                        $   1.00
                                                                  ----------------
                                                                  ----------------
TOTAL INVESTMENT RETURN:(b)                                               1.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $484,539
Average net assets (000)                                              $493,099
Ratios to average net assets:
   Expenses                                                                .21%(c)
   Net investment income                                                  2.28%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than one full year are not annualized.
(c) Annualized.
    18                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                 December 22,
                 Year Ended September 30,                       1997(a) through
----------------------------------------------------------       September 30,
      2001                 2000                 1999                 1998
--------------------------------------------------------------------------------------
    $   1.00             $   1.00             $   1.00             $    1.00
----------------     ----------------     ----------------     -----------------
         .05                  .06                  .05                   .04
        (.05)               (.06)                (.05)                  (.04)
----------------     ----------------     ----------------     -----------------
    $   1.00             $   1.00             $   1.00             $    1.00
----------------     ----------------     ----------------     -----------------
----------------     ----------------     ----------------     -----------------
        5.33%                6.15%                5.05%                 4.52%
    $556,572             $488,807             $394,612             $ 441,944
    $486,816             $417,161             $386,144             $ 374,141
         .21%                 .24%                 .27%                  .21%(c)
        5.16%                6.03%                4.94%                 5.53%(c)

    See Notes to Financial Statements                                     19

Cash Accumulation Trust  Liquid Assets Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

      www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Nasdaq     Cusip
PLQXX    147541502

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2002, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Nasdaq       Cusip
PLQXX      147541502

MF175E2    IFS-A071123

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.